ACCRUED EXPENSES AND OTHER PAYABLES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Restructuring cost	$ 2,619	$ 3,475
Restructuring cost paid	$ 2,898	$ 2,804